INCOME TAX, DEFERRED TAXES, AND OTHER TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	$ 57,102,460	$ 71,243,996
Deferred tax liabilities	(266,986,913)	(289,130,332)
Total assets net	8,788,858	7,081,549
Total liabilities net	(218,673,311)	(224,967,885)
Property, plant and equipment
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	2,321,972	13,207,209
Deferred tax liabilities	(58,716,442)	(72,828,374)
Obsolescence provisions
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,471,678	1,462,351
ICMS exclusion credit
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(8,715,853)	(8,932,781)
Employee benefits
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	7,334,254	9,193,709
Provision for severance indemnity
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	3,016,001	3,090,610
Tax loss carry forwards
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	4,079,365	1,777,503
Tax goodwill Brazil
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(14,360,929)	(14,017,580)
Contingency provision
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	27,609,103	27,369,217
Foreign Exchange differences
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(1,837,609)	(6,645,768)
Allowance for doubtful accounts
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,136,600	977,594
Coca-Cola incentives (Argentina)
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	366,718	44,298
Assets and liabilities for placement of bonds
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(464,794)	(513,394)
Financial expense
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(2,403,056)	(2,400,025)
Lease liabilities
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	2,819,956	5,321,034
Inventories
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,447,980	2,033,884
Distribution rights
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(158,144,238)	(155,203,115)
Prepaid income
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	1,629,993	1,582,847
Deferred tax liabilities		(28,858)
Spare parts
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities	(9,711,255)	(10,970,620)
Intangibles
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	89,070	85,915
Deferred tax liabilities	(8,311,742)	(10,448,709)
Others
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax assets	3,779,770	5,097,825
Deferred tax liabilities	(4,320,995)	(4,641,624)
Tax inflation adjustment
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Deferred tax liabilities		(2,499,484)
Offsetting of deferred tax assets/(liabilities)
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Offsetting of deferred tax assets	(48,313,602)	(64,162,447)
Offsetting of deferred tax liabilities	$ 48,313,602	$ 64,162,447